     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 18, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
             AND FOR WHICH THAT REQUEST EXPIRED ON AUGUST 13, 2004.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                          [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Staro Asset Management, L.L.C.
Address:   3600 South Lake Drive
           St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Colin M. Lancaster
Title:     General Counsel
Phone:     (414) 294-7000

Signature, Place and Date of Signing:


/s/ Colin M. Lancaster            St. Francis, Wisconsin    August 13, 2004
-----------------------------   -------------------------   -----------------
         (Signature)                  (City, State)               (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $10,381 (thousands)

List of Other Included Managers:          None

--------------------------------------------------------------------------------------------------------------------------
                                                FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
   Column 1        Column 2   Column 3   Column 4            Column 5          Column 6    Column 7         Column 8
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        Voting Authority
                   Title of                Value    Shrs or            Put/   Investment     Other    --------------------
Name of Issuer       Class      CUSIP    (X$1000)   Prn Amt   SH/PRN   Call   Discretion   Managers   Sole   Shared   None
--------------------------------------------------------------------------------------------------------------------------
BSB Bancorp Inc.   Common     055652101  $10,381    262,801   SH              Sole                     X